Credit facilities	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Credit facilities

Note 12 – Credit facilities

Short term loans – private lenders

Outstanding balances on short term loans from private lenders consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of December 31, 2025	As of December 31, 2024

Kong Wei Peng	Due on demand	0.0%	None	$2,464	$2,236
Raleigh Investment	January 31, 2025 (Repaid on January 31, 2025)	3.0%	None	-	12,198
8i Asia Limited	June 30, 2025 to December 31, 2025 (Repaid in March 2026)	0.0-8.0%	None	372,190	513,640
Total				$374,654	$528,074

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Short term loans – related parties

Outstanding balances on short term loans from related parties consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of December 31, 2025	As of December 31, 2024

Alfred Lim (2)	December 31, 2023, extended to December 31, 2025 (Repaid in March 2026)	8.0%	None	276,558	183,205
8i Enterprises Pte. Ltd (3)	December 31, 2025 (1) (Repaid in March 2026)	8.0%	None	1,498,155	254,892
Total				$1,774,713	$438,097

(1)	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 16). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $254,892. During the year ended December 31, 2025, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $1,325,982. The loans bear interest at a rate of 8% and are scheduled to mature on December 31, 2025. The Company paid off the principal and interest balance in March 2026.

(2)	Mr. Alfred Lim is a Chief Executive Officer, an executive director and shareholder of the Company.

(3)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over such shares.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Convertible notes – third parties

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Interest Rate	Terms	As of December 31, 2025	As of December 31, 2024

Madam Chong Ah Kaw (1)	January 1, 2025	6.0%	Automatically be converted into the 167 of the Company’s ordinary shares on maturity date	-	22,365
Sarina Binti Md Amin (2)	February 1, 2025	6.0%	Automatically be converted into the 33 of the Company’s ordinary shares on maturity date	4,929	4,472
Rosli Bin Abd Latif	January 25, 2025	6.0%	Automatically be converted into the 17 of the Company’s ordinary shares on maturity date	-	2,236
Total				$4,929	$29,073

(1)	In January 2025, the Company has issued 167 shares of its ordinary shares to Madam Chong Ah Kaw in connection with the conversion of the convertible note.

(2)	As of the date these financial statements were issued, the Company had initiated the conversion of the notes held by Sarina Binti Md Amin into 33 unregistered ordinary shares, with the settlement of such conversion currently in progress.

On August 1, 2025, the Company entered into a convertible promissory note (“Convertible Promissory Note”) agreement and issued a $1,000,000 note. The note was convertible into the Company’s ordinary shares at a variable conversion price based on a discount to the market price, resulting in a variable number of shares issuable. The Company determined that the embedded conversion feature was not indexed to its own stock and therefore bifurcated it as a derivative liability, initially measured at fair value, with the residual proceeds allocated to the host debt.

During the year ended December 31, 2025, the note was fully converted into 32,555 ordinary shares. As the conversion occurred within the same reporting period as issuance, the fair value of the derivative liability at issuance approximated its fair value at conversion, and no material gain or loss was recognized.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Convertible notes – related parties

Lender Name	Maturities	Interest Rate	Terms	As of December 31, 2025	As of December 31, 2024

8i Enterprises Pte. Ltd (1)	December 31, 2025 (2)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $25.4 per shares at any time and from time to time.	$22,373	$22,373
Meng Dong (“James”) Tan (3)	December 31, 2025 (4)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $25.4 per shares at any time and from time to time.	24,004	24,004
Total				$46,377	$46,377

(1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte Ltd. Mr. Tan has sole voting and dispositive power over the shares.

(2)	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL”), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned $889,000 of 8iEPL Convertible Note to a third party and it was converted into 35,000 shares of the Company’s ordinary shares. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the remaining 8iEPLConvertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date. In March 2026, such balance has been fully repaid in cash by the Company.

(3)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.

(4)	On May 26, 2023, the Company borrowed from Meng Dong (“James”) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the James Tan Convertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date. In March 2026, such balance has been fully repaid in cash by the Company.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The Company determined that the embedded conversion feature from the convertible notes, related parties and third parties, except above mentioned Convertible Promissory Note, qualifies for the scope exception due to the embedded conversion feature indexed to the Company’s stock in accordance with ASC 815-40-15 and meet the equity requirement in accordance with ASC815-40-25.

The movement of convertible notes from third parties and related parties are as following:

	Third parties	Related parties
December 31, 2024 balance	$29,073	$46,377
Issuance of the convertible note	1,000,000	-
Conversion	(1,022,329)	-
Exchange rate difference	(1,775)
December 31, 2025 balance	$4,969	$46,377